Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 313,147		$ 313,147		$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			279,709
Dividends paid			280,649		231,967
Purchase (sale) of noncontrolling interests			(14,015)		11,032
Cash contributions from noncontrolling interests			39,520		54,225
Changes in fair value of noncontrolling interests			(20,636)		(24,222)
Net Income	302,864	269,979	838,063	769,471
Other comprehensive income (loss), net of tax	(325,126)	214,601	(161,921)	(146,694)
Noncontrolling interests subject to put provisions ending balance	313,147		313,147		279,709
Put provisions exercisable	98,351		98,351
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			231,303
Dividends paid			(28,885)		(38,964)
Purchase (sale) of noncontrolling interests			6,021		28,969
Cash contributions from noncontrolling interests			5,836		5,289
Changes in fair value of noncontrolling interests			20,636		24,222
Net Income			29,759		28,839
Other comprehensive income (loss), net of tax			71		51
Noncontrolling interests subject to put provisions ending balance					$ 231,303